Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Parent Company
Total Capital
Total Capital	$ 50,530	$ 46,670
Total Capital (to risk-weighted assets) ratio	14.40%	13.90%
Minimum amount of capital for adequacy purposes	28,077	26,880
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum Capital required to be well-capitalized	35,097	33,600
Minimum Capital required to be well-capitalized, ratio	10.00%	10.00%
Tier 1 Leverage Capital (to average assets)
Tier 1 Capital	46,406	42,698
Tier 1 Capital (to average assets) ratio	13.20%	12.70%
Minimum amount of Tier 1 Capital for adequacy purposes	14,039	13,440
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	21,058	20,160
Minimum Tier 1 Capital required to be well-capitalized, ratio	6.00%	6.00%
Tier 1 Capital (to risk-weighted assets)
Tier 1 Capital	46,406	42,698
Tier 1 Capital (to risk-weighted assets) ratio	9.50%	8.90%
Minimum amount of Tier 1 Capital for adequacy purposes	19,517	19,216
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	24,396	24,021
Minimum Tier 1 Capital required to be well-capitalized, ratio	5.00%	5.00%
ChoiceOne Bank
Total Capital
Total Capital	49,340	46,004
Total Capital (to risk-weighted assets) ratio	14.10%	13.70%
Minimum amount of capital for adequacy purposes	28,048	26,856
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum Capital required to be well-capitalized	35,060	33,570
Minimum Capital required to be well-capitalized, ratio	10.00%	10.00%
Tier 1 Leverage Capital (to average assets)
Tier 1 Capital	45,216	42,015
Tier 1 Capital (to average assets) ratio	12.90%	12.50%
Minimum amount of Tier 1 Capital for adequacy purposes	14,024	13,428
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	21,036	20,142
Minimum Tier 1 Capital required to be well-capitalized, ratio	6.00%	6.00%
Tier 1 Capital (to risk-weighted assets)
Tier 1 Capital	45,216	42,015
Tier 1 Capital (to risk-weighted assets) ratio	9.30%	8.80%
Minimum amount of Tier 1 Capital for adequacy purposes	19,489	19,191
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	$ 24,361	$ 23,988
Minimum Tier 1 Capital required to be well-capitalized, ratio	5.00%	5.00%